Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property and equipment	Property and equipment are composed as follows:

	December 31, 2024
	Cost	Accumulated depreciation	Net

Data processing equipment	262,572	(110,100)	152,472
Machinery and equipment (i)	4,295,698	(1,990,778)	2,304,920
Buildings Leasing (ii)	163,003	(79,415)	83,588
Other	62,214	(30,858)	31,356
Total	4,783,487	(2,211,151)	2,572,336

	December 31, 2023
	Cost	Accumulated depreciation	Net

Data processing equipment	244,452	(90,976)	153,476
Machinery and equipment (i)	3,658,969	(1,482,900)	2,176,069
Buildings Leasing (ii)	154,343	(60,812)	93,531
Other	47,540	(19,605)	27,935
Total	4,105,304	(1,654,293)	2,451,011

Changes in Cost and Accumulated Depreciation [Table Text Block]	The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Machinery and equipment (i)	Buildings Leasing (ii)	Other	Total

On December 31, 2022
Cost	214,279	3,382,067	102,145	33,692	3,732,183
Accumulated depreciation	(68,274)	(1,115,120)	(43,901)	(11,389)	(1,238,684)
Net book value	146,005	2,266,947	58,244	22,303	2,493,499
On December 31, 2023
Opening balance
Cost	30,173	276,902	52,198	13,848	373,121
Purchases	30,242	902,688	55,975	18,628	1,007,533
Disposals/Provisions (iii)	(862)	(625,786)	(3,777)	(4,822)	(635,247)
Acquisition of subsidiary	793	—	—	42	835
Depreciation	(22,702)	(367,780)	(16,911)	(8,216)	(415,609)
Depreciation	(23,200)	(692,762)	(18,525)	(9,335)	(743,822)
Disposals	844	324,982	1,614	1,136	328,576
Acquisition of subsidiary	(346)	—	—	(17)	(363)
Net book value	153,476	2,176,069	93,531	27,935	2,451,011

On December 31, 2023
Cost	244,452	3,658,969	154,343	47,540	4,105,304
Accumulated depreciation	(90,976)	(1,482,900)	(60,812)	(19,605)	(1,654,293)
Net book value	153,476	2,176,069	93,531	27,935	2,451,011
On December 31, 2024
Cost	18,120	636,729	8,660	14,674	678,183
Purchases	21,774	1,087,743	8,660	22,361	1,140,538
Disposals/Provisions (iii)	(3,654)	(451,014)	—	(7,687)	(462,355)
Depreciation	(19,124)	(507,878)	(18,603)	(11,253)	(556,858)
Depreciation	(22,651)	(780,291)	(18,603)	(16,829)	(838,374)
Disposals	3,527	272,413	—	5,576	281,516
Net book value	152,472	2,304,920	83,588	31,356	2,572,336

On December 31, 2024
Cost	262,572	4,295,698	163,003	62,214	4,783,487
Accumulated depreciation	(110,100)	(1,990,778)	(79,415)	(30,858)	(2,211,151)
Net book value	152,472	2,304,920	83,588	31,356	2,572,336

(i)Net book value of POS devices is R$2,254,758 (R$2,127,236 as of December 31, 2023), which are depreciated over 5 years. The depreciation of POS in the year ended December 31, 2024, amounted to R$773,048 (R$685,685 and R$640,798 for the years ended December 31, 2023 and 2022). On December 31, 2024, PagSeguro Group have contractual obligations to acquire POS devices in the amount of R$417,064 (R$366,172 as of December 31, 2023).
(ii)As of December 31, 2024, PagSeguro Group had a lease liability presented in other current liabilities in the amount of R$15,506 (R$14,777 as of December 31, 2023) and as non-current liability in the amount of R$71,955 (R$81,087 as of December 31, 2023). For the year ended December 31, 2024, the PagSeguro Group incurred in financial expenses related to these leases of R$18,590 (R$16,972 and R$18,179 for the years ended December 31, 2023 and 2022).
(iii)The Company monitors closely merchants activity and POS life-time value. If the Company detects inactivity for a certain period, the Company provisions write-off of POS devices associated. During the year ended December 31, 2024, the provisions for the net book vale amounted R$163,891 (of which R$416,030 are cost and R$252,139 are accumulated depreciation), in comparison to R$246,771 (of which R$536,006 are cost and R$289,235 are accumulated depreciation) for the year ended December 31, 2023.